Quarterly Report
July 31, 2022
MFS®  Special Value Trust
MFV-Q3

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 51.2%
Aerospace & Defense – 1.0%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$30,000	$29,250
Bombardier, Inc., 7.125%, 6/15/2026 (n)	33,000	30,637
Moog, Inc., 4.25%, 12/15/2027 (n)	76,000	70,918
TransDigm, Inc., 6.25%, 3/15/2026 (n)	70,000	70,337
TransDigm, Inc., 6.375%, 6/15/2026	40,000	39,800
TransDigm, Inc., 5.5%, 11/15/2027	55,000	51,919
TransDigm, Inc., 4.625%, 1/15/2029	41,000	36,900
		$329,761
Automotive – 1.6%
Clarios Global LP/Clarios U.S. Finance Cois, 8.5%, 5/15/2027 (n)	$85,000	$85,789
Dana, Inc., 5.375%, 11/15/2027	41,000	38,540
Dana, Inc., 4.25%, 9/01/2030	25,000	20,810
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	40,000	29,912
Ford Motor Co., 4.75%, 1/15/2043	45,000	37,069
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025	200,000	197,250
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	65,000	64,961
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	45,000	36,450
Wabash National Corp., 4.5%, 10/15/2028 (n)	10,000	8,232
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)	35,000	25,385
		$544,398
Broadcasting – 1.2%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)	$57,000	$51,870
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)	80,000	70,600
iHeartCommunications, Inc., 8.375%, 5/01/2027	26,000	23,473
Netflix, Inc., 5.875%, 11/15/2028	55,000	57,057
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)	55,000	52,689
Univision Communications, Inc., 4.5%, 5/01/2029 (n)	69,000	62,339
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	110,000	100,298
		$418,326
Brokerage & Asset Managers – 0.9%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	$40,000	$35,316
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	100,000	96,919
LPL Holdings, Inc., 4%, 3/15/2029 (n)	61,000	56,730
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	35,000	31,793
NFP Corp., 4.875%, 8/15/2028 (n)	50,000	45,516
NFP Corp., 6.875%, 8/15/2028 (n)	56,000	49,146
		$315,420
Building – 1.9%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$115,000	$107,625
Advanced Drainage Systems, Inc., 6.375%, 6/15/2030 (n)	30,000	30,230
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	25,000	19,201
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	75,000	60,750
Interface, Inc., 5.5%, 12/01/2028 (n)	70,000	61,600
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	35,000	29,619
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	48,000	40,190
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	30,000	19,386
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	65,000	60,218
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	45,000	41,755
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	55,000	49,467
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	33,000	31,350
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	76,000	66,384
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	10,000	8,132

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	$45,000	$38,024
		$663,931
Business Services – 0.9%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$25,000	$24,812
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	70,000	65,194
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	30,000	28,650
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	45,000	42,969
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	40,000	37,611
Switch Ltd., 3.75%, 9/15/2028 (n)	59,000	59,019
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	50,000	50,223
		$308,478
Cable TV – 4.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	$40,000	$39,178
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	179,000	162,890
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	70,000	62,224
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	90,000	78,075
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	55,000	45,432
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	200,000	170,088
DISH DBS Corp., 7.75%, 7/01/2026	30,000	24,885
DISH DBS Corp., 5.25%, 12/01/2026 (n)	50,000	43,250
DISH DBS Corp., 5.125%, 6/01/2029	40,000	26,098
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	75,000	65,250
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	52,000	48,308
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	125,000	122,813
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	200,000	180,350
Videotron Ltd., 5.125%, 4/15/2027 (n)	59,000	57,230
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	200,000	169,431
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	200,000	170,500
		$1,466,002
Chemicals – 1.3%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$150,000	$143,280
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	60,000	55,394
Ingevity Corp., 3.875%, 11/01/2028 (n)	69,000	61,224
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	40,000	34,297
Sasol Financing (USA) LLC, 5.5%, 3/18/2031	200,000	163,100
		$457,295
Computer Software – 0.6%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$40,000	$38,265
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	15,000	13,650
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	65,000	57,525
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	50,000	46,606
PTC, Inc., 3.625%, 2/15/2025 (n)	55,000	53,622
PTC, Inc., 4%, 2/15/2028 (n)	10,000	9,485
		$219,153
Computer Software - Systems – 0.9%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$130,000	$132,634
Fair Isaac Corp., 4%, 6/15/2028 (n)	7,000	6,529
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	85,000	83,726
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	70,000	61,669
Virtusa Corp., 7.125%, 12/15/2028 (n)	35,000	27,967
		$312,525

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 1.3%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$38,000	$36,005
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	107,000	100,484
Gates Global LLC, 6.25%, 1/15/2026 (n)	55,000	53,771
Griffon Corp., 5.75%, 3/01/2028	73,000	69,843
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	57,000	44,498
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	45,000	44,223
TriMas Corp., 4.125%, 4/15/2029 (n)	119,000	105,315
		$454,139
Construction – 0.7%
Empire Communities Corp., 7%, 12/15/2025 (n)	$45,000	$39,262
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	30,000	26,342
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	55,000	44,262
Meritage Homes Corp., 3.875%, 4/15/2029 (n)	45,000	39,646
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	50,000	48,342
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	59,000	48,534
		$246,388
Consumer Products – 0.6%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025 (n)	$5,000	$4,692
Mattel, Inc., 3.375%, 4/01/2026 (n)	46,000	43,623
Mattel, Inc., 5.875%, 12/15/2027 (n)	39,000	39,877
Mattel, Inc., 5.45%, 11/01/2041	15,000	13,677
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	55,000	53,075
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	25,000	21,500
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)	45,000	31,950
		$208,394
Consumer Services – 1.9%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$30,000	$29,069
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	70,000	64,089
ANGI Group LLC, 3.875%, 8/15/2028 (n)	71,000	57,865
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	55,000	45,100
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	113,000	100,595
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	39,000	36,724
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	5,000	4,271
Match Group, Inc., 5%, 12/15/2027 (n)	65,000	63,093
Match Group, Inc., 4.625%, 6/01/2028 (n)	60,000	56,819
Match Group, Inc., 4.125%, 8/01/2030 (n)	20,000	17,890
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	40,000	32,666
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	35,000	27,916
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	86,000	75,357
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	42,000	41,898
		$653,352
Containers – 1.5%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$200,000	$151,356
Ball Corp., 3.125%, 9/15/2031	35,000	30,669
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	200,000	164,741
Crown Americas LLC, 5.25%, 4/01/2030 (n)	45,000	44,887
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	80,000	77,922
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	40,000	39,695
		$509,270
Electrical Equipment – 0.2%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$80,000	$65,775

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.9%
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	$30,000	$23,325
Entegris, Inc., 4.375%, 4/15/2028 (n)	30,000	28,288
Entegris, Inc., 3.625%, 5/01/2029 (n)	27,000	23,956
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	50,000	50,440
Sensata Technologies B.V., 5%, 10/01/2025 (n)	95,000	95,493
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	30,000	27,845
Synaptics, Inc., 4%, 6/15/2029 (n)	60,000	52,362
		$301,709
Emerging Market Quasi-Sovereign – 0.7%
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)	$194,000	$169,692
Petroleos Mexicanos, 6.49%, 1/23/2027	100,000	90,800
		$260,492
Emerging Market Sovereign – 0.3%
Republic of Ecuador, 1%, 7/31/2030 (n)	$8,116	$3,398
Republic of Ecuador, 5.5%, 7/31/2030 (n)	37,800	22,656
Republic of Ecuador, 2.5%, 7/31/2035 (n)	99,060	44,796
Republic of Ecuador, 1.5%, 7/31/2040 (n)	45,400	18,581
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	203,000	16,747
		$106,178
Energy - Independent – 1.5%
Antero Resources Corp., 7.625%, 2/01/2029 (n)	$40,000	$42,150
CNX Resources Corp., 6%, 1/15/2029 (n)	49,000	47,652
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	65,000	64,350
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	35,000	34,205
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	30,000	27,295
Occidental Petroleum Corp., 5.875%, 9/01/2025	55,000	56,031
Occidental Petroleum Corp., 6.625%, 9/01/2030	87,000	96,517
Occidental Petroleum Corp., 6.6%, 3/15/2046	35,000	38,675
SM Energy Co., 5.625%, 6/01/2025	30,000	29,513
SM Energy Co., 6.5%, 7/15/2028	30,000	29,562
Southwestern Energy Co., 5.7%, 1/23/2025	5,900	5,972
Southwestern Energy Co., 8.375%, 9/15/2028	25,000	26,875
Southwestern Energy Co., 5.375%, 3/15/2030	35,000	34,438
		$533,235
Entertainment – 1.1%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$120,000	$103,231
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	50,000	40,078
Carnival Corp. PLC, 6%, 5/01/2029 (n)	15,000	11,548
Life Time, Inc., 5.75%, 1/15/2026 (n)	50,000	47,001
Life Time, Inc., 8%, 4/15/2026 (n)	10,000	9,425
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	35,000	28,545
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	30,000	23,250
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	70,000	52,450
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	65,000	58,272
		$373,800
Financial Institutions – 1.2%
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	$60,000	$57,585
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	144,266	111,085
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	71,000	61,073
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	65,000	60,199
OneMain Finance Corp., 6.875%, 3/15/2025	35,000	34,563
OneMain Finance Corp., 7.125%, 3/15/2026	20,000	19,359
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	65,000	55,575
		$399,439

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 2.2%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$90,000	$90,165
BellRing Brands, Inc., 7%, 3/15/2030 (n)	60,000	58,050
Central America Bottling Co., 5.25%, 4/27/2029 (n)	200,000	189,176
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	105,000	97,856
Performance Food Group Co., 5.5%, 10/15/2027 (n)	70,000	68,979
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	59,000	58,115
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	75,000	67,257
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	80,000	69,100
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	75,000	70,008
		$768,706
Gaming & Lodging – 2.3%
Boyd Gaming Corp., 4.75%, 12/01/2027	$35,000	$33,631
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	25,000	23,006
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	40,000	33,912
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	50,000	50,000
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	37,000	34,852
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	90,000	81,675
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	66,000	56,925
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	55,000	47,746
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)	43,000	38,592
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/2025 (n)	60,000	58,236
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	60,000	56,391
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/01/2027 (n)	25,000	24,895
VICI Properties LP / VICI Note Co., Inc., 3.875%, 2/15/2029 (n)	31,000	28,303
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	10,000	9,130
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	65,000	59,523
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	73,000	67,066
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	30,000	27,825
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	35,000	28,717
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	35,000	30,537
		$790,962
Industrial – 0.5%
APi Escrow Corp., 4.75%, 10/15/2029 (n)	$75,000	$63,188
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	40,000	36,692
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	76,000	71,262
		$171,142
Insurance - Health – 0.2%
Centene Corp., 3%, 10/15/2030	$60,000	$53,552
Insurance - Property & Casualty – 0.7%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$90,000	$85,423
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	40,000	35,600
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	25,000	24,577
Hub International Ltd., 5.625%, 12/01/2029 (n)	51,000	45,185
Ryan Specialty Group, 4.375%, 2/01/2030 (n)	43,000	38,807
		$229,592
Machinery & Tools – 0.2%
Terex Corp., 5%, 5/15/2029 (n)	$75,000	$66,929
Medical & Health Technology & Services – 2.9%
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	$80,000	$77,018
Catalent, Inc., 3.125%, 2/15/2029 (n)	116,000	102,805
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	140,000	129,190
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	30,000	28,500
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	85,000	45,443

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	$30,000	$25,200
DaVita, Inc., 4.625%, 6/01/2030 (n)	45,000	36,900
Encompass Health Corp., 5.75%, 9/15/2025	10,000	10,023
Encompass Health Corp., 4.75%, 2/01/2030	45,000	41,506
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	200,000	200,323
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	25,000	22,187
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	45,000	42,300
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	89,000	79,657
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)	86,000	83,850
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)	23,000	23,233
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	50,000	46,500
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)	40,000	18,400
		$1,013,035
Medical Equipment – 0.3%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$25,000	$26,251
Teleflex, Inc., 4.625%, 11/15/2027	80,000	78,677
		$104,928
Metals & Mining – 1.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$75,000	$62,303
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	64,000	42,960
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	65,000	62,481
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	45,000	35,895
Ero Copper Corp., 6.5%, 2/15/2030 (n)	25,000	17,688
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	85,000	73,790
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	57,000	49,500
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	107,000	91,422
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	40,000	32,232
Novelis Corp., 3.25%, 11/15/2026 (n)	34,000	31,639
Novelis Corp., 4.75%, 1/30/2030 (n)	65,000	60,127
Novelis Corp., 3.875%, 8/15/2031 (n)	29,000	24,795
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)	28,590	27,447
		$612,279
Midstream – 2.9%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$37,000	$35,847
Cheniere Energy Partners LP, 4%, 3/01/2031	85,000	78,981
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	44,000	40,733
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	84,000	75,390
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	6,000	5,955
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	5,000	5,010
EQM Midstream Partners LP, 5.5%, 7/15/2028	133,000	125,693
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	30,000	26,850
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	58,000	58,916
Peru LNG, 5.375%, 3/22/2030	200,000	166,992
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	85,000	77,187
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	80,000	82,557
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	66,000	62,045
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	75,000	69,204
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	50,000	46,094
Western Midstream Operating LP, 4.3%, 2/01/2030	27,000	25,251
Western Midstream Operation LP, 4.65%, 7/01/2026	20,000	19,853
		$1,002,558
Oil Services – 0.6%
MV24 Capital B.V., 6.748%, 6/01/2034 (n)	$177,780	$163,419
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	35,000	33,914
		$197,333

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.2%
Parkland Corp., 4.625%, 5/01/2030 (n)	$90,000	$80,532
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)	$70,000	$66,585
NCR Corp., 5.125%, 4/15/2029 (n)	35,000	33,603
		$100,188
Pharmaceuticals – 0.7%
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	$105,000	$55,913
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	30,000	15,191
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	200,000	189,100
		$260,204
Pollution Control – 0.5%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$20,000	$19,600
GFL Environmental, Inc., 4%, 8/01/2028 (n)	55,000	49,620
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	20,000	18,399
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	25,000	22,313
Stericycle, Inc., 3.875%, 1/15/2029 (n)	56,000	51,202
		$161,134
Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$50,000	$28,995
Taseko Mines Ltd., 7%, 2/15/2026 (n)	35,000	27,938
		$56,933
Printing & Publishing – 0.4%
Cimpress N.V., 7%, 6/15/2026 (n)	$150,000	$125,175
Real Estate - Other – 0.1%
XHR LP, REIT, 4.875%, 6/01/2029 (n)	$55,000	$49,603
Restaurants – 0.1%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$40,000	$32,700
Retailers – 0.6%
Asbury Automotive Group, Inc., 4.5%, 3/01/2028	$5,000	$4,575
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	39,000	34,422
Bath & Body Works, Inc., 5.25%, 2/01/2028	135,000	127,293
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	60,000	49,668
		$215,958
Specialty Chemicals – 0.1%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$45,000	$43,527
Specialty Stores – 0.5%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$54,000	$48,298
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	35,000	29,138
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	40,000	27,400
Penske Automotive Group Co., 3.75%, 6/15/2029	79,000	71,100
		$175,936
Supermarkets – 0.4%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$85,000	$80,299
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	50,000	43,783
		$124,082

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 2.8%
Altice France S.A., 6%, 2/15/2028 (n)	$200,000	$154,386
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	200,000	186,750
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	200,000	163,555
SBA Communications Corp., 3.875%, 2/15/2027	55,000	52,406
SBA Communications Corp., 3.125%, 2/01/2029	95,000	83,125
Sprint Capital Corp., 6.875%, 11/15/2028	115,000	129,087
Sprint Corp., 7.125%, 6/15/2024	25,000	26,188
Sprint Corp., 7.625%, 3/01/2026	120,000	130,814
T-Mobile USA, Inc., 2.625%, 4/15/2026	50,000	47,125
		$973,436
Tobacco – 0.1%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$35,000	$31,780
Utilities - Electric Power – 3.2%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$200,000	$195,000
Calpine Corp., 4.5%, 2/15/2028 (n)	73,000	70,810
Calpine Corp., 5.125%, 3/15/2028 (n)	75,000	70,545
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	40,000	38,700
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	115,000	100,697
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	200,000	183,993
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	200,000	175,480
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	45,000	44,585
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	10,000	9,775
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	50,000	49,416
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	50,000	48,000
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	95,000	91,286
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	25,000	23,240
		$1,101,527
Total Bonds		$17,691,191
Common Stocks – 44.7%
Aerospace & Defense – 3.6%
Honeywell International, Inc.	2,711	$521,759
Northrop Grumman Corp.	1,483	710,209
		$1,231,968
Brokerage & Asset Managers – 4.9%
BlackRock, Inc.	978	$654,458
Citigroup, Inc.	6,731	349,339
NASDAQ, Inc.	3,854	697,189
		$1,700,986
Business Services – 2.9%
Accenture PLC, “A”	1,348	$412,838
Equifax, Inc. (f)	2,757	575,965
		$988,803
Cable TV – 1.7%
Comcast Corp., “A”	15,433	$579,046
Intelsat Emergence S.A. (a)	705	17,273
		$596,319
Construction – 1.4%
ICA Tenedora, S.A. de C.V. (u)	10,542	$8,791
Sherwin-Williams Co.	1,942	469,848
		$478,639

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 2.3%
Texas Instruments, Inc.	4,520	$808,583
Food & Beverages – 0.9%
Nestle S.A., ADR	2,426	$298,058
Gaming & Lodging – 1.3%
Marriott International, Inc., “A”	2,787	$442,631
Health Maintenance Organizations – 2.0%
Cigna Corp.	2,467	$679,313
Insurance – 5.6%
Aon PLC	2,170	$631,557
Marsh & McLennan Cos., Inc.	3,638	596,487
Progressive Corp.	6,139	706,353
		$1,934,397
Machinery & Tools – 1.8%
Illinois Tool Works, Inc.	3,059	$635,538
Major Banks – 3.4%
JPMorgan Chase & Co.	4,698	$541,961
Morgan Stanley	7,679	647,340
		$1,189,301
Medical Equipment – 1.7%
Thermo Fisher Scientific, Inc.	992	$593,623
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	60	$24,676
Other Banks & Diversified Financials – 1.5%
American Express Co.	3,407	$524,746
Pharmaceuticals – 1.9%
Johnson & Johnson	3,812	$665,270
Special Products & Services – 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF	5,200	$406,588
Specialty Stores – 0.9%
Lowe's Cos., Inc.	1,527	$292,466
Utilities - Electric Power – 5.6%
Dominion Energy, Inc.	8,221	$673,958
Duke Energy Corp.	5,367	589,994
Southern Co.	8,655	665,483
		$1,929,435
Total Common Stocks		$15,421,340
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	73	$292
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	73	237
Total Contingent Value Rights		$529

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 1.72% (v)	1,219,368	$1,219,368

Other Assets, Less Liabilities – 0.6%		219,510
Net Assets – 100.0%		$34,551,938
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,219,368 and $33,113,060, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,777,111, representing 42.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Derivative Contracts at 7/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	1	$144,000	September – 2022	$3,231
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	4	$484,563	September – 2022	$(3,439)
At July 31, 2022, the fund had liquid securities with an aggregate value of $8,356 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$15,072,542	$—	$24,676	$15,097,218
Switzerland	298,058	—	—	298,058
Luxembourg	—	17,802	—	17,802
Mexico	—	—	8,791	8,791
Non - U.S. Sovereign Debt	—	366,670	—	366,670
U.S. Corporate Bonds	—	13,635,988	—	13,635,988
Foreign Bonds	—	3,688,533	—	3,688,533
Mutual Funds	1,219,368	—	—	1,219,368
Total	$16,589,968	$17,708,993	$33,467	$34,332,428
Other Financial Instruments
Futures Contracts – Assets	$3,231	$—	$—	$3,231
Futures Contracts – Liabilities	(3,439)	—	—	(3,439)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/21	$25,960
Change in unrealized appreciation or depreciation	7,507
Balance as of 7/31/22	$33,467
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2022 is $7,507. At July 31, 2022, the fund held two level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,152,155	$4,814,734	$4,747,521	$(38)	$38	$1,219,368
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,604	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.